MTR-Q3

Quarterly Report
June 30, 2026
MFS®  Total Return Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 57.8%
Aerospace & Defense – 2.1%
Boeing Co. (a)	78,706	$17,037,488
General Dynamics Corp.	130,427	46,202,461
Honeywell Aerospace, Inc. (a)	75,368	16,662,357
L3Harris Technologies, Inc.	196,711	57,162,250
Leidos Holdings, Inc.	202,421	20,843,290
		$157,907,846
Alcoholic Beverages – 0.9%
Constellation Brands, Inc., “A”	307,244	$42,734,568
Diageo PLC	1,348,021	27,223,555
		$69,958,123
Auto & Auto Components – 2.0%
Aptiv PLC (a)	854,434	$52,445,159
Lear Corp.	439,310	58,893,899
LKQ Corp.	1,254,616	33,034,039
		$144,373,097
Brokerage & Asset Managers – 4.1%
Charles Schwab Corp.	2,001,379	$184,667,240
Northern Trust Corp.	680,415	118,283,344
		$302,950,584
Business Services – 1.8%
Accenture PLC, “A”	293,037	$36,465,524
Amdocs Ltd.	240,559	12,157,852
Cognizant Technology Solutions Corp., “A”	542,876	21,025,588
Equifax, Inc.	137,127	21,764,797
Fidelity National Information Services, Inc.	799,698	31,092,258
Fiserv, Inc. (a)	271,613	13,322,618
		$135,828,637
Chemicals – 1.5%
Axalta Coating Systems Ltd. (a)	2,059,508	$70,476,364
PPG Industries, Inc.	308,061	37,364,719
		$107,841,083
Conglomerates – 0.3%
Honeywell International, Inc.	94,536	$21,166,610
Construction – 1.7%
Masco Corp.	1,110,834	$90,388,562
Mohawk Industries, Inc. (a)	160,926	19,525,152
Techtronic Industries Co. Ltd.	1,047,500	17,487,619
		$127,401,333
Consumer Products – 1.9%
Kenvue, Inc.	6,416,368	$122,616,792
Kimberly-Clark Corp.	136,645	14,999,522
		$137,616,314
Consumer Services – 0.3%
Airbnb, Inc., “A” (a)	146,291	$20,934,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.7%
Avery Dennison Corp.	132,665	$21,538,163
Smurfit Westrock PLC	622,677	28,805,038
		$50,343,201
Diversified Financial Services – 0.1%
CME Group, Inc.	44,987	$9,934,479
Electrical Equipment – 0.4%
Eaton Corp. PLC	68,214	$29,067,350
Energy - Independent – 3.4%
Chevron Corp.	221,007	$36,634,120
ConocoPhillips	974,160	101,273,674
Diamondback Energy, Inc.	118,753	20,874,402
Exxon Mobil Corp.	537,695	73,513,661
Suncor Energy, Inc.	391,992	21,088,658
		$253,384,515
Food & Beverages – 0.6%
J.M. Smucker Co.	184,095	$20,710,687
Tyson Foods, Inc., “A”	383,927	21,979,821
		$42,690,508
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	1,594,170	$21,569,120
Global Systemically Important Banks – 4.2%
Bank of America Corp.	2,421,729	$137,990,118
JPMorgan Chase & Co.	283,141	92,680,544
Morgan Stanley	202,589	42,349,205
Wells Fargo & Co.	400,932	33,133,020
		$306,152,887
Health Maintenance Organizations – 2.1%
Cigna Group	424,954	$117,151,319
Humana, Inc.	89,027	35,363,305
		$152,514,624
Insurance – 4.4%
Aon PLC	328,591	$108,990,349
Chubb Ltd.	280,963	95,735,332
Principal Financial Group, Inc.	152,829	16,471,909
Travelers Cos., Inc.	78,456	25,899,895
Willis Towers Watson PLC	305,345	79,808,023
		$326,905,508
Machinery & Tools – 0.8%
AGCO Corp.	228,254	$27,322,004
Flowserve Corp.	226,939	16,829,796
Pentair PLC	243,430	18,661,344
		$62,813,144
Media – 2.1%
Omnicom Group, Inc.	1,671,871	$121,762,365
Warner Bros. Discovery, Inc. (a)	1,197,778	31,932,761
		$153,695,126
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	283,178	$49,190,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 5.7%
Agilent Technologies, Inc.	179,123	$23,792,908
Becton, Dickinson and Co.	800,361	121,118,630
Boston Scientific Corp. (a)	2,004,178	85,538,317
Medtronic PLC	1,629,945	127,510,598
Waters Corp. (a)	165,347	62,011,739
		$419,972,192
Metals & Mining – 0.2%
Glencore PLC	2,364,683	$16,116,024
Non-Global Systemically Important Banks – 1.1%
PNC Financial Services Group, Inc.	319,820	$78,746,080
Oil Services – 0.2%
SLB Ltd.	284,229	$13,213,806
Pharmaceuticals & Biotechnology – 2.2%
Johnson & Johnson	120,804	$30,680,592
Pfizer, Inc.	5,383,565	129,636,245
		$160,316,837
Restaurants – 0.4%
U.S. Foods Holding Corp. (a)	301,945	$30,873,876
Retail & E-commerce – 0.2%
Target Corp.	107,122	$13,991,205
Semiconductor & Electronic Components – 1.2%
NXP Semiconductors N.V.	315,497	$88,664,122
Software – 2.8%
Microsoft Corp.	396,383	$147,858,787
Salesforce, Inc.	353,646	55,402,182
		$203,260,969
Telecom Services – 1.0%
Comcast Corp., “A”	2,915,987	$71,587,481
Tobacco – 1.6%
Altria Group, Inc.	284,354	$20,459,271
Philip Morris International, Inc.	548,176	99,170,520
		$119,629,791
Transportation & Logistics – 1.1%
Union Pacific Corp.	291,289	$79,230,608
Travel, Gaming, & Lodging – 0.5%
Delta Air Lines, Inc.	424,996	$39,805,125
Utilities – 3.2%
Duke Energy Corp.	455,117	$57,608,710
Exelon Corp.	635,684	29,635,588
National Grid PLC	3,599,025	59,578,605
PG&E Corp.	4,643,352	78,101,181
Sempra	128,836	11,944,386
		$236,868,470
Total Common Stocks		$4,256,515,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 40.3%
Aerospace & Defense – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,046,000	$2,914,013
Boeing Co., 6.528%, 5/01/2034	6,856,000	7,458,738
Boeing Co., 5.805%, 5/01/2050	3,363,000	3,322,529
Boeing Co., 6.858%, 5/01/2054	2,946,000	3,310,927
		$17,006,207
Asset-Backed & Securitized – 8.9%
Acres PLC, 2026-FL4, “A”, 5.087%, 8/18/2044 (n)	$14,955,500	$14,990,414
AmeriCredit Automobile Receivables Trust, 2025-1, “A2A”, 4.22%, 3/19/2029 (n)	1,497,654	1,496,925
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	7,253,939	7,246,649
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	6,288,563	6,302,135
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	3,834,863	3,821,057
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	2,414,409	2,391,775
Angel Oak Mortgage Trust, 2026-3, “A1”, 5.512%, 6/25/2071 (n)	11,027,437	11,025,533
Arbor Realty Commercial Real Estate, 2026-FL1, “A”, FLR, 5.139% (SOFR - 1mo. + 1.5%), 9/20/2043 (n)	2,963,551	2,969,371
Arbor Realty Commercial Real Estate, 2026-FL1, “AS”, FLR, 5.389% (SOFR - 1mo. + 1.75%), 9/20/2043 (n)	916,739	919,887
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 5.693% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,706,497
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.375% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,611,000	14,615,566
AREIT 2022-CRE6 Trust, “B”, FLR, 5.456% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	10,130,244
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	516,287	517,999
Aspire Mortgage Trust, 2026-3, “A1”, 5.459%, 5/25/2066 (n)	12,365,268	12,351,452
AutoNation Finance Trust, 2026-1A, “A2”, 3.95%, 1/11/2029 (n)	3,168,781	3,164,308
Bain Capital Credit CLO Ltd., 2020-4A, “A1RR”, FLR, 4.825% (SOFR - 3mo. + 1.15%), 10/20/2036 (n)	11,516,802	11,504,629
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.525% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	15,000,000	15,012,885
Bain Capital Credit CLO Ltd., 2022-2A, “BR”, FLR, 5.314% (SOFR - 3mo. + 1.65%), 4/22/2035 (n)	8,838,526	8,858,731
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.367% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	385,280	1,008,332
BDS 2025-FL16 Ltd., “A”, FLR, 5.039% (SOFR - 1mo. + 1.4%), 6/19/2043 (n)	8,636,766	8,657,846
BDS 2026-FL17 LLC, “A”, FLR, 4.989% (SOFR - 1mo. + 1.35%), 5/19/2043 (n)	16,378,649	16,382,891
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,190,323	1,219,802
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	6,657,910	6,722,625
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,307,103
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	2,176,740	2,207,601
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)	3,449,000	3,455,435
BX Commercial Mortgage Trust, 2026-LP3, “A”, FLR, 5.005% (SOFR - 1mo. + 1.38%), 4/15/2043 (n)	3,756,771	3,768,511
BX Trust, 2025-BCAT, “A”, FLR, 5.005% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	6,077,046	6,090,339
BX Trust, 2026-CLS, “A”, 5.025%, 5/15/2043 (n)	6,121,000	6,126,738
BX Trust, 2026-ORBT, “B”, FLR, 0% (SOFR - 1mo. + 1.55%), 7/15/2043 (n)(w)	1,177,382	1,177,382
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.3% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	16,784,829
Carlyle Global Market Strategies CLO Ltd., 2023-1A, “A2R”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 7/20/2037 (n)	8,500,000	8,527,132
Chesapeake IV Funding, 2026-1A, “A2”, 4.26%, 12/15/2028 (n)	2,553,000	2,551,544
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	4,397,100	4,378,232
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,236,457
Commercial Mortgage Pass-Through Certificates, 2025-5YR17, “A3”, 5.225%, 11/15/2058	6,889,915	6,969,537
Commercial Mortgage Pass-Through Certificates, 2026-BNK52, “A5”, 5.586%, 6/15/2036 (w)	2,317,758	2,402,412
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	1,222,422	1,228,088
CPS Auto Receivables Trust, 2026-B, “A”, 4.35%, 2/15/2030 (n)	4,338,593	4,336,524
Dell Equipment Finance Trust, 2026-1A, “A2”, 4.24%, 7/24/2028 (n)	3,420,000	3,416,523
Dryden Senior Loan Fund CLO Ltd., 2018-55A, “A1”, FLR, 4.954% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	1,236,919	1,236,649
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.173% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	16,953,585	16,946,837
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.28% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	18,968,331	18,977,550
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.299% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	8,383,500	8,409,698
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	8,492,449	8,500,841
Empire District Bondco LLC, 4.943%, 1/01/2033	3,561,609	3,570,961
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	926,497	927,754
Enterprise Fleet Financing 2026-1 LLC, “A2”, 4%, 10/20/2028 (n)	6,746,000	6,718,162
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	269,095	269,231
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	98,093	97,452
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.763% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,031,000	2,049,478
Hyundai Auto Lease Securitization Trust, 2025-B, “A2A”, 4.58%, 9/15/2027 (n)	2,870,051	2,873,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	$1,608,030	$1,584,016
Magnetite CLO Ltd., 2017-19A, FLR, 5.13% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	3,285,540	3,285,855
MF1 2022-FL8 Ltd., “B”, FLR, 5.589% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,401,112
MF1 2024-FL15 LLC, “AS”, FLR, 5.677% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	8,571,000	8,602,435
MF1 2024-FL16 LLC, “A”, FLR, 5.178% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	17,590,246	17,628,566
MF1 2025-FL19 LLC, “A”, FLR, 5.209% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	15,153,744	15,157,987
MF1 2025-FL19 LLC, “A”, FLR, 5.125% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	7,619,439	7,635,863
MF1 2025-FL20 LLC, “AS”, FLR, 5.337% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	15,453,000	15,501,943
MF1 2026-FL21 LLC, “AS”, FLR, 5.187% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	8,175,997	8,179,025
MF1 2026-FL22 LLC, “AS”, FLR, 5.237% (SOFR - 1mo. + 1.6%), 11/18/2043 (n)	15,337,138	15,346,750
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,131,240
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	2,590,331	2,554,523
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM10, “A1LC”, 5.241%, 11/25/2070 (n)	5,098,142	5,040,609
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	7,894,705
MTN Commercial Mortgage Trust, 2026-LPFX, 5.153%, 5/15/2043 (n)	987,031	985,172
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 4.823% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	5,725,000	5,714,981
New Residential Mortgage Loan Trust, 2026-NQM6, “A1”, 5.293%, 5/25/2066 (n)	4,038,103	4,015,997
Oaktree CLO Ltd., 2019-4AR, “BR3”, FLR, 5% (SOFR - 3mo. + 1.6%), 7/20/2037 (n)(w)	9,607,217	9,606,890
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	2,487,496	2,485,486
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	3,428,505	3,432,897
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	2,157,901	2,158,615
OBX Trust, 2025-NQM20, “A1”, 5.021%, 10/25/2065 (n)	3,221,055	3,194,954
OBX Trust, 2026-INV4, “AF2”, FLR, 5.077% (SOFR - 1mo. + 1.45%), 5/25/2056 (n)	6,947,452	6,957,783
OBX Trust, 2026-NQM8, “A1”, 5.297%, 5/25/2066 (n)	2,207,242	2,201,774
Palmer Square Loan Funding, 2024-3A Ltd., “A2R”, FLR, 4.799% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	16,148,818	16,131,426
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.475% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	6,858,996	6,861,719
PFP III 2025-12 Ltd., “AS”, FLR, 5.378% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	12,850,500	12,875,237
PLYM Commercial Mortgage Trust, 2026-IND, “A”, FLR, 4.875% (SOFR - 1mo. + 1.25%), 3/15/2043 (n)	7,770,000	7,774,840
PMT Loan Trust, 2026-CNF4, “A23”, FLR, 4.978% (SOFR - 1mo. + 1.35%), 5/25/2057 (n)	3,265,369	3,274,318
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.777% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	10,036,040	10,057,971
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.078% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	4,456,137	4,455,975
PRM Loan Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	4,808,434	4,755,615
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	7,013,243	7,002,144
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.178% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	9,661,246	9,719,351
Residential Funding Mortgage Securities, Inc., FGIC, 3.417%, 12/25/2035 (d)(q)	140,906	1,749
Rockford Tower CLO 2020-1A Ltd., “A2R”, FLR, 4.975% (SOFR - 3mo. + 1.3%), 1/20/2036 (n)	18,536,627	18,425,055
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	4,676,956	4,669,834
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 5.393% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	15,159,440	15,150,106
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	2,883,326	2,886,567
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 5.087% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	16,758,371	16,761,890
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	1,566,804	1,566,228
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	1,619,770	1,607,231
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	1,373,155	1,375,699
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.385% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	4,730,795	4,734,083
		$655,346,091
Auto & Auto Components – 0.2%
Hyundai Capital America, 5.25%, 6/21/2033 (n)	$2,891,000	$2,879,115
Magna International, Inc., 2.45%, 6/15/2030	5,772,000	5,298,157
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	9,598,000	8,175,149
		$16,352,421
Brokerage & Asset Managers – 0.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$14,173,000	$14,809,670
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	3,105,000	3,105,683
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,569,000	5,964,619
Jefferies Financial Group, Inc., 5.125%, 4/28/2031	5,657,000	5,584,169
LPL Holdings, Inc., 6.75%, 11/17/2028	1,321,000	1,373,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$15,087,000	$14,499,895
		$45,337,459
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$586,000	$541,323
Masco Corp., 2%, 2/15/2031	12,460,000	10,970,607
Vulcan Materials Co., 3.5%, 6/01/2030	1,294,000	1,237,951
		$12,749,881
Business Services – 0.4%
Equinix, Inc., 1.8%, 7/15/2027	$4,515,000	$4,389,563
Equinix, Inc., 2.5%, 5/15/2031	6,102,000	5,467,499
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,026,000	3,982,018
Fiserv, Inc., 2.65%, 6/01/2030	2,308,000	2,110,115
Global Payments, Inc., 2.9%, 11/15/2031	3,763,000	3,314,574
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,855,000	2,818,765
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,258,000	5,450,096
		$27,532,630
Cable TV – 0.0%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$929,000	$1,029,672
Chemicals – 0.0%
RPM International, Inc., 2.95%, 1/15/2032	$2,452,000	$2,209,131
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$6,985,000	$6,989,540
Consumer Products – 0.0%
Kenvue, Inc., 4.9%, 3/22/2033	$3,446,000	$3,459,194
Diversified Financial Services – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$12,829,000	$12,750,613
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,298,000	7,240,739
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	6,935,000	6,875,300
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	2,516,000	2,441,418
		$29,308,070
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,948,000	$8,841,548
Energy - Independent – 0.3%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$4,479,000	$4,543,197
EQT Corp., 5.75%, 2/01/2034	10,952,000	11,198,166
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	3,117,000	3,139,978
		$18,881,341
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$14,222,000	$12,784,329
Eni S.p.A., 4.75%, 9/12/2028 (n)	12,753,000	12,794,808
		$25,579,137
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,490,000	$2,325,549
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,930,000	12,379,358
Diageo Capital PLC, 2.375%, 10/24/2029	7,901,000	7,362,407
Mars, Inc., 5.2%, 3/01/2035 (n)	15,358,000	15,419,069
		$37,486,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – 2.1%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,068,000	$9,851,495
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,264,000	9,542,831
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	8,505,000	7,516,826
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	2,870,000	2,691,446
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,604,000	1,497,619
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,634,000	13,903,843
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	6,063,000	5,489,129
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,837,000	5,031,031
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	8,178,000	6,307,942
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,957,000	2,304,195
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,243,000	8,275,447
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	14,824,000	15,176,084
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	20,096,000	18,661,503
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,674,000	9,597,966
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,174,000	16,300,370
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	21,679,000	19,112,206
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	6,119,000	6,281,822
		$157,541,755
Insurance – 0.7%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,652,548
Corebridge Financial, Inc., 3.9%, 4/05/2032	11,552,000	10,840,048
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,619,000	4,744,613
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	14,375,000	13,901,815
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	2,233,000	2,152,870
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	11,339,000	12,124,229
		$51,416,123
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$4,563,000	$4,706,284
UnitedHealth Group, Inc., 5%, 4/15/2034	7,433,000	7,428,841
		$12,135,125
Insurance - Property & Casualty – 0.6%
Aon Corp., 4.5%, 12/15/2028	$6,796,000	$6,779,251
Brown & Brown, Inc., 4.2%, 3/17/2032	7,284,000	6,925,084
Brown & Brown, Inc., 5.55%, 6/23/2035	1,965,000	1,960,757
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	14,958,000	15,335,772
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	348,000	363,260
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,179,000	2,362,885
Marsh & McLennan Cos., Inc., 4.95%, 3/15/2036	9,396,000	9,238,638
		$42,965,647
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,405,750
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$14,679,000	$14,993,325
Media – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$7,611,000	$6,243,853
Medical & Health Technology & Services – 0.3%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,959,068
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	871,801
Cigna Corp., 3.2%, 3/15/2040	1,613,000	1,259,392
HCA, Inc., 5.125%, 6/15/2039	5,387,000	5,134,981
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	387,388

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Northwell Healthcare, Inc., 4.26%, 11/01/2047	$3,585,000	$2,925,475
		$19,538,105
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$4,819,000	$4,473,887
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,607,350
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,221,000	4,331,603
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,501,000	13,304,813
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,139,000	4,684,493
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,163,000	1,970,361
		$25,898,620
Midstream – 0.5%
Enbridge, Inc., 5.625%, 4/05/2034	$14,466,000	$14,893,244
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,329,000	6,072,836
Plains All American Pipeline LP, 5.7%, 9/15/2034	3,498,000	3,573,530
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,572,000	1,556,797
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,615,000	2,607,452
Targa Resources Corp., 4.2%, 2/01/2033	2,565,000	2,430,812
Targa Resources Corp., 6.125%, 3/15/2033	8,075,000	8,506,632
		$39,641,303
Mortgage-Backed – 9.3%
Fannie Mae, 4.54%, 7/01/2026	$783,291	$781,340
Fannie Mae, 3.95%, 1/01/2027	758,513	755,860
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	1,826,955	1,690,831
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	742,115	771,666
Fannie Mae, 2.5%, 11/01/2031	78,791	75,502
Fannie Mae, 5.5%, 2/01/2033 - 12/01/2038	3,182,031	3,214,330
Fannie Mae, 3%, 2/25/2033 (i)	365,496	21,912
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	7,477,833	7,390,904
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	2,190,298	2,203,564
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,126,313	2,186,183
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	21,147,562	19,699,593
Fannie Mae, 3.25%, 5/25/2040	129,016	121,620
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	17,246,342	16,627,730
Fannie Mae, 4.627%, 2/25/2045 (n)	2,116,844	2,119,588
Fannie Mae, 2%, 4/25/2046	278,022	257,127
Fannie Mae, 4%, 7/25/2046 (i)	549,369	97,190
Fannie Mae, 5.527%, 11/25/2053	3,942,873	4,052,422
Fannie Mae, UMBS, 2.5%, 10/01/2036 - 8/01/2052	73,104,814	62,339,928
Fannie Mae, UMBS, 3%, 2/01/2037 - 6/01/2052	29,725,680	26,220,533
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	9,553,641	9,452,552
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	3,810,259	2,946,317
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	34,669,009	28,863,604
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	3,888,354	3,757,504
Fannie Mae, UMBS, 6%, 11/01/2052 - 9/01/2054	7,137,480	7,332,248
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 12/01/2054	7,600,261	7,679,257
Freddie Mac, 0.771%, 6/25/2027 (i)	39,273,000	273,081
Freddie Mac, 0.854%, 6/25/2027 (i)	11,279,917	51,088
Freddie Mac, 0.694%, 7/25/2027 (i)	31,451,976	133,347
Freddie Mac, 0.456%, 8/25/2027 (i)	27,934,000	114,764
Freddie Mac, 0.531%, 8/25/2027 (i)	16,253,921	67,403
Freddie Mac, 0.406%, 9/25/2027 - 1/25/2031 (i)	47,016,464	316,126
Freddie Mac, 0.323%, 11/25/2027 (i)	47,333,000	124,576
Freddie Mac, 0.402%, 11/25/2027 (i)	31,455,982	99,536
Freddie Mac, 0.444%, 11/25/2027 (i)	28,015,006	98,739

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.379%, 12/25/2027 (i)	$29,308,000	$107,247
Freddie Mac, 0.417%, 12/25/2027 (i)	32,765,000	151,138
Freddie Mac, 0.48%, 12/25/2027 (i)	47,086,151	231,301
Freddie Mac, 1.208%, 7/25/2029 (i)	820,246	23,494
Freddie Mac, 1.257%, 8/25/2029 (i)	12,916,732	401,654
Freddie Mac, 1.913%, 4/25/2030 (i)	2,500,000	153,636
Freddie Mac, 1.954%, 4/25/2030 (i)	7,819,828	488,154
Freddie Mac, 1.769%, 5/25/2030 (i)	4,048,749	241,609
Freddie Mac, 1.908%, 5/25/2030 (i)	8,995,049	565,668
Freddie Mac, 1.434%, 6/25/2030 (i)	3,687,431	174,749
Freddie Mac, 1.701%, 8/25/2030 (i)	3,331,192	193,513
Freddie Mac, 1.261%, 9/25/2030 (i)	2,196,896	96,662
Freddie Mac, 1.17%, 11/25/2030 (i)	4,320,889	183,178
Freddie Mac, 0.87%, 1/25/2031 (i)	6,541,106	214,869
Freddie Mac, 1.025%, 1/25/2031 (i)	4,767,487	179,231
Freddie Mac, 0.602%, 3/25/2031 (i)	13,662,016	265,792
Freddie Mac, 0.827%, 3/25/2031 (i)	5,934,811	188,224
Freddie Mac, 1.322%, 5/25/2031 (i)	2,518,959	130,367
Freddie Mac, 1.039%, 7/25/2031 (i)	4,010,843	172,276
Freddie Mac, 0.603%, 8/25/2031 (i)	5,084,255	111,730
Freddie Mac, 0.632%, 9/25/2031 (i)	16,898,337	421,107
Freddie Mac, 0.954%, 9/25/2031 (i)	5,075,984	197,679
Freddie Mac, 0.441%, 11/25/2031 (i)	25,136,487	423,457
Freddie Mac, 0.595%, 12/25/2031 (i)	23,600,379	545,820
Freddie Mac, 0.664%, 12/25/2031 (i)	40,016,231	1,039,950
Freddie Mac, 0.42%, 11/25/2032 (i)	23,194,872	301,004
Freddie Mac, 3%, 2/15/2033 (i)	297,509	12,498
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	713,614	736,258
Freddie Mac, 3.5%, 7/01/2033 - 10/25/2058	7,851,401	7,342,743
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,339,554	1,347,892
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	661,172	667,958
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	287,752	299,887
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	1,087,370	1,076,175
Freddie Mac, 5.5%, 2/15/2036 (i)	88,251	13,154
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	3,439,576	3,320,900
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	15,547,991	14,061,528
Freddie Mac, 4.5%, 12/15/2040 (i)	28,825	2,627
Freddie Mac, 4%, 8/15/2044 (i)	79,466	6,232
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 11/01/2054	1,554,280	1,613,556
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	6,759,968	6,683,918
Freddie Mac, UMBS, 6%, 1/01/2036 - 7/01/2054	14,157,107	14,492,379
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	33,350,623	28,116,668
Freddie Mac, UMBS, 3%, 10/01/2037 - 7/01/2053	20,382,978	17,846,964
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	43,216,565	34,983,791
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	3,272,799	3,021,502
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	7,746,635	7,327,922
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,093,655	841,622
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 1/01/2053	9,264,845	8,947,079
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 7/01/2055	9,337,347	9,430,075
Ginnie Mae, 6%, 9/15/2032 - 11/20/2054	849,640	877,461
Ginnie Mae, 5.5%, 12/15/2032 - 3/20/2055	19,918,654	20,081,845
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	29,110,587	28,232,022
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	19,316,615	19,146,517
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	12,232,132	11,562,169
Ginnie Mae, 3.854%, 9/20/2041	1,942,145	1,890,822
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2056	11,176,302	10,205,539
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	28,177,673	25,114,550
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	37,238,701	31,841,404
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	26,440,023	21,687,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.808%, 12/20/2053	$8,115,132	$8,182,596
Ginnie Mae, 4.339%, 2/20/2056	7,450,831	7,447,003
Ginnie Mae, 4.458%, 9/20/2065	4,030,243	4,041,501
Ginnie Mae, 4.408%, 2/20/2066	5,817,202	5,798,636
UMBS, TBA, 2.5%, 7/13/2056	17,850,000	14,911,723
UMBS, TBA, 5%, 7/13/2056	15,300,000	15,032,277
UMBS, TBA, 6%, 7/13/2056 - 8/25/2056	22,475,000	22,950,969
UMBS, TBA, 1.5%, 7/25/2056	10,225,000	7,817,283
UMBS, TBA, 4%, 7/25/2056	13,225,000	12,359,144
UMBS, TBA, 5.5%, 7/25/2056	34,000,000	34,108,638
		$684,623,977
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$9,745,000	$10,176,546
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	6,786,332
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	6,090,000	6,246,090
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,971,377
		$26,180,345
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,757,000	$3,568,271
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,903,787
		$5,472,058
Network & Telecom – 0.2%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$1,792,000	$1,803,062
Verizon Communications, Inc., 3.15%, 3/22/2030	3,222,000	3,059,422
Verizon Communications, Inc., 2.55%, 3/21/2031	2,662,000	2,416,608
Verizon Communications, Inc., 4.812%, 3/15/2039	5,693,000	5,294,381
		$12,573,473
Non-Global Systemically Important Banks – 0.4%
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	$15,546,000	$14,970,939
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,814,000	2,816,304
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,866,000	2,842,055
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,348,000	8,598,792
		$29,228,090
Pollution Control – 0.3%
Waste Management, Inc., 4.875%, 2/15/2034	$19,470,000	$19,559,112
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$14,650,000	$14,826,060
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$553,000	$544,814
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,578,000	5,422,302
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,504,000	1,414,350
		$7,381,466
Real Estate - Storage & Office – 0.3%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$3,985,000	$3,470,589
Boston Properties LP, REIT, 5.75%, 1/15/2035	17,434,000	17,600,029
		$21,070,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Refining – 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,955,000	$2,581,573
Phillips 66 Co., 2.15%, 12/15/2030	9,419,000	8,448,776
		$11,030,349
Retail & E-commerce – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$7,513,000	$6,002,102
Genuine Parts Co., 2.75%, 2/01/2032	12,549,000	10,942,083
		$16,944,185
Software – 0.4%
Oracle Corp., 4.9%, 2/06/2033	$2,595,000	$2,460,381
Oracle Corp., 5.2%, 9/26/2035	8,713,000	8,157,166
Roper Technologies, Inc., 2%, 6/30/2030	3,961,000	3,555,068
Salesforce, Inc., 5.2%, 3/15/2033	4,680,000	4,688,228
Salesforce, Inc., 5.55%, 3/15/2036	4,680,000	4,676,451
Salesforce, Inc., 6.4%, 3/15/2046	3,120,000	3,151,374
		$26,688,668
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,499,000	$7,425,102
Rogers Communications, Inc., 3.8%, 3/15/2032	13,029,000	12,149,378
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,433,000	6,181,356
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,504,000	6,056,948
Vodafone Group PLC, 5.35%, 6/18/2036	7,225,000	7,164,104
Vodafone Group PLC, 5.625%, 2/10/2053	2,717,000	2,526,457
		$41,503,345
Tobacco – 0.5%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$17,670,000	$17,623,876
Philip Morris International, Inc., 5.125%, 11/17/2027	2,946,000	2,973,137
Philip Morris International, Inc., 5.625%, 11/17/2029	1,348,000	1,389,040
Philip Morris International, Inc., 5.125%, 2/15/2030	5,093,000	5,170,199
Philip Morris International, Inc., 5.75%, 11/17/2032	5,979,000	6,262,122
		$33,418,374
Transportation & Logistics – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,559,000	$2,905,091
Travel, Gaming, & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$4,735,000	$4,757,193
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,724,000	2,629,851
Marriott International, Inc., 4.625%, 6/15/2030	6,977,000	6,959,557
Marriott International, Inc., 2.85%, 4/15/2031	23,000	21,136
Marriott International, Inc., 2.75%, 10/15/2033	5,455,000	4,740,091
		$19,107,828
U.S. Treasury Obligations – 8.7%
U.S. Treasury Bonds, 2.875%, 5/15/2043	$12,861,000	$9,870,818
U.S. Treasury Bonds, 4.5%, 2/15/2044	14,000,000	13,332,812
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	162,350
U.S. Treasury Bonds, 4.625%, 11/15/2045	9,500,000	9,124,453
U.S. Treasury Bonds, 2.25%, 8/15/2046 (f)	161,800,000	105,530,257
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	10,333,566
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	4,954,729
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	26,887,497
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	6,588,313
U.S. Treasury Bonds, 4.75%, 11/15/2053	20,000,000	19,348,438
U.S. Treasury Bonds, 4.25%, 2/15/2054	58,900,000	52,554,445
U.S. Treasury Bonds, 4.5%, 11/15/2054	55,700,000	51,851,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.125%, 7/31/2028	$91,000,000	$90,936,016
U.S. Treasury Notes, 4.25%, 6/30/2029	97,400,000	97,620,671
U.S. Treasury Notes, 3.875%, 4/30/2030	24,000,000	23,740,313
U.S. Treasury Notes, 4.25%, 11/15/2034	100,900,000	99,914,649
U.S. Treasury Notes, 4%, 11/15/2035	17,100,000	16,541,578
		$639,291,948
Utilities – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,167,000	$4,392,381
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,804,000	1,614,069
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	14,391,000	14,484,905
Duke Energy Corp., 2.65%, 9/01/2026	1,167,000	1,163,736
Duke Energy Corp., 4.5%, 8/15/2032	9,846,000	9,653,811
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,272,000	5,136,913
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,193,000	1,845,453
Exelon Corp., 4.05%, 4/15/2030	4,954,000	4,835,336
Georgia Power Co., 3.7%, 1/30/2050	454,000	336,883
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,889,000	2,584,419
Jersey Central Power & Light Co., 5.1%, 1/15/2035	2,399,000	2,397,162
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,467,000	3,564,702
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,524,000	1,483,764
Pacific Gas & Electric Co., 3%, 6/15/2028	4,676,000	4,524,953
Pacific Gas & Electric Co., 2.5%, 2/01/2031	7,060,000	6,334,038
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,306,000	2,478,150
Xcel Energy, Inc., 3.4%, 6/01/2030	3,435,000	3,264,996
		$70,095,671
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,473,000	$3,122,832
Total Bonds		$2,970,385,688
Convertible Preferred Stocks – 0.7%
Aerospace & Defense – 0.3%
Boeing Co., 6%, 10/15/2027	338,957	$22,811,806
Internet – 0.4%
Alphabet, Inc., “A”, 6.25%	268,797	$13,679,080
Alphabet, Inc., “B”, 6.25%	268,797	13,520,489
		$27,199,569
Total Convertible Preferred Stocks		$50,011,375
Preferred Stocks – 0.6%
Consumer Products – 0.6%
Henkel AG & Co. KGaA	495,542	$41,638,811
Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 3.67% (v)	151,749,918	$151,749,918

Other Assets, Less Liabilities – (1.4)%		(103,188,790)
Net Assets – 100.0%		$7,367,112,769

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $151,749,918 and
$7,318,551,641, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $800,700,780, representing 10.9% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 6/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	886	$94,843,531	September – 2026	$325,645
U.S. Treasury Ultra Bond 30 yr	Long	USD	407	47,275,594	September – 2026	1,370,007
U.S. Treasury Ultra Note 10 yr	Long	USD	525	59,046,094	September – 2026	625,901
						$2,321,553
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,137	$234,373,007	September – 2026	$(12,903)
At June 30, 2026, the fund had liquid securities collateral with an aggregate value of $6,631,222 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,165,032,681	$—	$—	$4,165,032,681
United Kingdom	102,918,184	—	—	102,918,184
Germany	41,638,811	—	—	41,638,811
Canada	21,088,658	—	—	21,088,658
Hong Kong	—	17,487,619	—	17,487,619
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	639,291,948	—	639,291,948
Non - U.S. Sovereign Debt	—	2,405,750	—	2,405,750
Municipal Bonds	—	26,180,345	—	26,180,345
U.S. Corporate Bonds	—	676,669,510	—	676,669,510
Residential Mortgage-Backed Securities	—	804,558,215	—	804,558,215
Commercial Mortgage-Backed Securities	—	127,286,855	—	127,286,855
Asset-Backed Securities (including CDOs)	—	408,124,998	—	408,124,998
Foreign Bonds	—	285,868,067	—	285,868,067
Investment Companies	151,749,918	—	—	151,749,918
Total	$4,482,428,252	$2,987,873,307	$—	$7,470,301,559
Other Financial Instruments
Futures Contracts – Assets	$2,321,553	$—	$—	$2,321,553
Futures Contracts – Liabilities	(12,903)	—	—	(12,903)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$114,233,354	$1,076,804,337	$1,039,267,194	$(9,208)	$(11,370)	$151,749,918

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,339,035	$—